First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 49.8%
	Aerospace & Defense – 2.0%
34,393	Maxar Technologies, Inc. (a)	$1,813,199
	Banks – 5.3%
132,568	First Horizon Corp. (a)	2,326,568
164,250	Lakeland Bancorp, Inc.	2,355,345
		4,681,913
	Biotechnology – 5.9%
47,061	Horizon Therapeutics PLC (b)	5,231,301
	Capital Markets – 4.9%
83,552	Focus Financial Partners, Inc., Class A (b)	4,339,691
	Commercial Services & Supplies – 0.0%
12	RB Global, Inc.	686
	Consumer Staples Distribution & Retail – 5.1%
216,662	Albertsons Cos., Inc., Class A	4,528,236
	Financial Services – 2.7%
239,095	MoneyGram International, Inc. (a) (b)	2,429,205
	Household Durables – 2.0%
44,252	iRobot Corp. (a) (b)	1,740,431
	Insurance – 3.5%
104,224	Argo Group International Holdings Ltd.	3,065,228
	Machinery – 5.1%
92,370	Evoqua Water Technologies Corp. (b)	4,567,696
	Media – 2.7%
142,496	TEGNA, Inc. (a)	2,436,682
	Software – 7.1%
161,530	ForgeRock, Inc., Class A (a) (b)	3,235,446
254,986	Sumo Logic, Inc. (b)	3,059,832
		6,295,278
	Specialty Retail – 3.5%
35,899	TravelCenters of America, Inc. (b)	3,091,981
	Total Common Stocks	44,221,527
	(Cost $46,906,843)
RIGHTS – 0.0%
	Pharmaceuticals – 0.0%
7,137	Contra Abiomed, Inc. (b) (c) (d) (e)	0
	(Cost $0)
	Total Investments – 49.8%	44,221,527
	(Cost $46,906,843)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (7.9)%
	Banks – (2.7)%
(136,638)	Provident Financial Services, Inc.	$(2,388,432)
	Machinery – (5.2)%
(44,353)	Xylem, Inc.	(4,605,616)
	Total Investments Sold Short – (7.9)%	(6,994,048)
	(Proceeds $7,794,589)
	Net Other Assets and Liabilities – 58.1%	51,528,399
	Net Assets – 100.0%	$88,755,878

(a)	This security or a portion of this security is segregated as collateral for investments sold short. At April 30, 2023, the segregated value of these securities amounts to $7,500,372.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows:
ASSETS TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 44,221,527	$ 44,221,527	$ —	$ —
Rights*	—**	—	—	—**
Total Investments	$ 44,221,527	$ 44,221,527	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (6,994,048)	$ (6,994,048)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.